UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                      811-04923

Longleaf Partners Funds Trust

(Exact name of registrant as specified in charter)

c/o Southeastern Asset Management, Inc.
6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Address of principal executive offices)	(Zip code)

Andrew R. McCarroll, Esq.
Southeastern Asset Management, Inc.
6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Name and address of agent for service)

Registrant’s telephone number, including area code:                                   (901) 761-2474

Date of fiscal year end:                                                                                     December 31

Date of reporting period:                                                                              September 30, 2009

Item 1. — Schedule of Investments

Longleaf Partners Fund
Schedule of Investments
September 30, 2009
(Unaudited)

	Shares	Value
Common Stock 85.8%
Broadcasting and Cable 14.3%
The DIRECTV Group, Inc.*	26,244,000	$723,809,520
Liberty Media Entertainment Corporation – Class A*	13,174,999	409,874,219

		1,133,683,739

Construction Materials 4.8%
Cemex S.A.B. de C.V. ADS (Foreign)*	29,459,040	380,610,797

Entertainment 5.9%
The Walt Disney Corporation	17,035,082	467,783,352

Hotels 4.9%
Marriott International, Inc.(c)	13,963,769	385,260,387

Insurance Brokerage 3.3%
Aon Corporation	6,361,677	258,856,637

Internet and Catalog Retail 5.3%
Liberty Media Holding Corporation – Interactive Series A*	38,289,181	420,032,316

Multi-Industry 4.8%
Koninklijke (Royal) Philips Electronics N.V.	12,144,000	295,709,670
Koninklijke (Royal) Philips Electronics N.V. ADR	3,406,731	82,987,967

		378,697,637

Natural Resources 13.0%
Chesapeake Energy Corporation	25,596,576	726,942,758
Pioneer Natural Resources Company(a)	8,657,900	314,195,191

		1,041,137,949

Property & Casualty Insurance 8.6%
Berkshire Hathaway Inc. – Class A*	2,863	289,163,000
The NipponKoa Insurance Company, Ltd.(a)	63,701,000	398,818,715

		687,981,715

Restaurants 4.8%
Yum! Brands, Inc.	11,410,958	385,233,942

Technology 8.1%
Dell Inc.(c)*	42,430,665	647,491,948

Telecommunications 5.2%
Level 3 Communications, Inc.(a)*	142,006,754	197,389,388
Telephone and Data Systems, Inc.	1,530,800	47,470,108
Telephone and Data Systems, Inc. – Special	5,666,200	168,172,816

		413,032,312

	Shares	Value

Transportation 2.8%
FedEx Corporation	2,930,629	$220,441,913

Total Common Stocks (Cost $6,177,026,190)		6,820,244,644

	Principal Amount
Corporate Bonds 1.5%
Telecommunications 1.5%
Level 3 Communications, Inc., 15% Convertible Senior Notes due 1-15-13(a)(b) (Cost $100,062,000)	100,062,000	118,698,548

Short-Term Obligations 13.0%
Repurchase Agreement with State Street Bank, 0.01% due 10/1/09, Repurchase price $335,260,093 (Collateral: $272,775,000 U.S. Treasury Bonds, 3.58%-3.96%, due 11/15/21 to 5/15/39, Value $341,966,590)	335,260,000	335,260,000
U.S. Treasury Bills, 0.13%-0.15% due 10/15/09 to 12/10/09	700,000,000	699,958,300

Total Short-Term Obligations (Cost $1,035,178,334)		1,035,218,300

Total Investments (Cost $7,312,266,524)	100.3%	7,974,161,492
Other Assets and Liabilities, Net	(0.3)	(23,325,889)

Net Assets	100.0%	$7,950,835,603

Net asset value per share		$22.99

FORWARD CURRENCY CONTRACTS

Currency Sold and Settlement Date	Currency Units Sold	Currency Market Value	Unrealized Loss

Japanese Yen 12/18/09	8,000,000,000	$89,170,489	$(8,764,439)
Japanese Yen 3/26/10	4,900,000,000	54,658,341	(3,230,969)

		$143,828,830	$(11,995,408)

OPTIONS WRITTEN
Description	Contracts	Market Value	Unrealized Loss

Marriott International, Inc. Call, January 2010, Strike Price $30	12,000,000	$18,720,000	$(2,490,000)
*  Non-income producing security.

(a)	Affiliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer).

(b)	Illiquid and board valued.

(c)	A portion designated as collateral for forward currency contracts and option contracts.
See footnotes on page 8.

Longleaf Partners Small-Cap Fund

Schedule of Investments
September 30, 2009
(Unaudited)

	Shares	Value
Common Stock 98.4%
Construction Materials 4.4%
Texas Industries, Inc.(a)	2,514,100	$105,567,059

Education & Media 6.5%
The Washington Post Company – Class B	337,855	158,143,168

Entertainment 4.9%
Discovery Communications, Inc. – Class C*	4,545,704	118,324,675

Financial Services 4.3%
The First American Corporation	3,203,969	103,712,477

Funeral Services 5.1%
Service Corporation International(a)	17,540,716	122,960,419

Grocery – Retail 3.4%
Ruddick Corporation(a)	3,107,459	82,720,559

Information Technology 6.3%
Fair Isaac Corporation(a)	7,076,400	152,071,836

Insurance Brokerage 4.0%
Willis Group Holdings Limited	3,398,000	95,891,560

Manufacturing 3.8%
Worthington Industries, Inc.(a)	6,581,000	91,475,900

Medical and Photo Equipment 4.5%
Olympus Corporation	4,096,000	108,600,011

Natural Resources 9.4%
Pioneer Natural Resources Company	4,004,300	145,316,047
Potlatch Corporation(a)	2,887,000	82,135,150

		227,451,197

Property & Casualty Insurance 17.6%
Everest Re Group, Ltd.	1,335,000	117,079,500
Fairfax Financial Holdings Limited	579,772	214,938,874
Markel Corporation*	288,000	94,988,160

		427,006,534

Restaurants 7.7%
DineEquity, Inc.(a)*	2,978,100	73,707,975
Wendy’s/Arby’s Group, Inc.	23,197,597	109,724,634

		183,432,609

Retail 5.3%
Dillards, Inc. – Class A(a)	9,050,748	127,615,547

	Shares	Value
Telecommunications 11.2%
Level 3 Communications, Inc.*	52,451,000	$72,906,890
tw telecom inc.(a)*	14,732,670	198,154,411

		271,061,301

Total Common Stocks (Cost $2,553,961,589)		2,376,034,852

	Principal
	Amount
Short-Term Obligations 1.2%
Repurchase Agreement with State Street Bank, 0.01% due 10/1/09 Repurchase price $28,041,008 (Collateral: $19,790,000 U.S. Treasury Bond, 3.58%, due 11/15/21, Value $28,608,424)	28,041,000	28,041,000

Total Investments (Cost $2,562,002,589)	99.6%	2,404,075,852
Other Assets and Liabilities, Net	0.4	9,852,578

Net Assets	100.0%	$2,413,928,430

Net asset value per share		$20.27

*  Non-income producing security.

(a)	Affiliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer).
See footnotes on page 8.

Longleaf Partners International Fund

Schedule of Investments
September 30, 2009
(Unaudited)

	Shares	Value
Common Stock 95.2%
Beverages 2.6%
Diageo plc	3,742,000	$57,410,985

Construction Materials 5.9%
Cemex S.A.B. de C.V. ADS*	10,118,000	130,724,560

Hospitality Services 12.6%
Accor S.A.(a)	1,987,500	110,636,414
Genting Berhad(a)	85,505,400	169,479,065

		280,115,479

Industrial 4.6%
Linde AG	935,487	101,411,960

Insurance Brokerage 4.5%
Willis Group Holdings Limited	3,586,000	101,196,920

Medical and Photo Equipment 4.8%
Olympus Corporation (Japan)(a)	4,012,000	106,372,863

Multi-Industry 19.6%
ACS, Actividades de Construccion Y Servicios, S.A.	2,995,353	156,219,827
Cheung Kong Holdings Limited (Hong Kong)(a)	12,893,000	163,615,273
Ingersoll-Rand Company Limited	251,148	7,702,709
Koninklijke (Royal) Philips Electronics N.V.	793,000	19,309,764
Koninklijke (Royal) Philips Electronics N.V. ADR	3,683,000	89,717,880

		436,565,453

Natural Resources 5.9%
EnCana Corporation	650,000	37,446,500
Japan Petroleum Exploration Co., Ltd.(a)	1,816,900	92,702,078

		130,148,578

Property & Casualty Insurance 22.2%
Fairfax Financial Holdings Limited	598,543	221,897,846
The NipponKoa Insurance Company, Ltd.(a)	28,556,000	178,783,178
Sompo Japanese Insurance Company Inc.	13,995,000	94,167,883

		494,848,907

Restaurants 4.5%
Yum! Brands, Inc.	2,939,500	99,237,520

	Shares	Value

Securities Brokerage 3.3%
Daiwa Securities Group, Inc.(a)	14,441,000	$74,485,412

Technology 4.7%
Dell Inc. (United States)(a)*	6,832,800	104,268,528

Total Common Stocks (Cost $1,915,846,962)		2,116,787,165

	Principal
	Amount

Short-Term Obligations 4.5%
Repurchase Agreement with State Street Bank, 0.01% due 10/1/09, Repurchase price $50,818,014 (Collateral: $41,235,000 U.S. Treasury Bonds, 3.14%-3.58%, due 8/15/18 to 11/15/21, Value $51,834,566)	50,818,000	50,818,000

U.S. Treasury Bill, 0.19% due 10/22/09	50,000,000	49,999,200

Total Short-Term Obligations (Cost $100,817,472)		100,817,200

Total Investments (Cost $2,016,664,379)	99.7%	2,217,604,365
Other Assets and Liabilities, Net	0.3	5,905,986

Net Assets	100.0%	$2,223,510,351

Net asset value per share		$13.46

FORWARD CURRENCY CONTRACTS

Currency Sold and Settlement Date	Currency Units Sold	Currency Market Value	Unrealized Loss

Euro 12/18/09	45,000,000	$65,844,488	$(5,332,989)
Euro 3/26/10	43,000,000	62,898,684	(2,797,583)

Japanese Yen 12/18/09	8,000,000,000	89,170,489	(8,764,439)
Japanese Yen 2/26/10	9,800,000,000	109,293,371	(8,893,821)
Japanese Yen 3/26/10	5,750,000,000	64,139,890	(5,104,729)
Malaysian Ringgit 12/17/09	72,000,000	20,735,655	(324,404)
Malaysian Ringgit 3/26/10	145,000,000	41,622,842	(869,610)
Malaysian Ringgit 6/25/10	30,000,000	8,595,118	(65,120)

		$462,300,537	$(32,152,695)

*  Non-income producing security.

(a)	All or a portion designated as collateral for forward currency contracts.
See footnotes on page 8.

Longleaf Partners Funds Trust
Notes to Schedules of Investments
September 30, 2009
(Unaudited)

1. Organization, Significant Accounting Policies, and other investment related disclosures are hereby incorporated by reference from the June 30, 2009 Semi-Annual Report previously filed with the Securities and Exchange Commission on Form N-CSR.

2. Unrealized Appreciation (Depreciation) and Tax Cost

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by each fund as of the period end were as follows:

	Partners Fund	Small-Cap Fund	International Fund
Unrealized Appreciation	$1,681,600,172	$324,782,955	$472,121,282
Unrealized Depreciation	(1,019,705,204)	(482,709,692)	(271,181,296)
Net Unrealized Appreciation	661,894,968	(157,926,737)	200,939,986

Cost for Federal Income Tax Purposes	$7,333,227,060	$2,563,921,290	$2,016,664,379

3. Investments in Affiliates

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Each Fund held at least five percent of the outstanding voting stock of the following companies during the period ended September 30, 2009.

	Shares(a) at	Market Value
	September 30, 2009	September 30, 2009	December 31, 2008
Partners Fund
Level 3 Communications, Inc.*	142,006,754	$197,389,388	$107,518,428
Level 3 Communications, Inc.
6% Convertible Subordinated Notes due 3-15-10	–	–	28,000,000
Level 3 Communications, Inc.
15% Convertible Senior Notes due 1-15-13	100,062,000 (b)	118,698,548	96,289,663
The NipponKoa Insurance Company, Ltd.	63,701,000	398,818,715	495,581,331
Pioneer Natural Resources Company	8,657,900	314,195,191	140,084,822
Sun Microsystems, Inc.*	–	–	204,278,320
Sun Microsystems, Inc. Call January 2010 Strike price $10	–	–	1,375,000

		1,029,101,842	73,707,564

Small-Cap Fund
Del Monte Foods Company	–	–	87,693,480
Dillards, Inc.	9,050,748	127,615,547	35,931,470
DineEquity, Inc.*	2,978,100	73,707,975	34,426,836
Fair Isaac Corporation	7,076,400	152,071,836	119,308,104
Potlach Corporation	2,887,000	82,135,150	39,136,154
Ruddick Corporation	3,107,459	82,720,559	85,921,241
Service Corporation International	17,540,716	122,960,419	70,833,325
Texas Industries, Inc.	2,514,100	105,567,059	86,736,450
tw telecom, inc*	14,732,670	198,154,411	124,785,715
Worthington Industries, Inc.	6,581,000	91,475,900	72,522,620

		$1,036,408,856	$757,295,395

Purchases, sales and dividend income for these affiliates for the period ended September 30, 2009 were as follows:

	Purchases	Sales	Dividend or Interest Income(c)
Partners Fund
Level 3 Communications, Inc.*	$ –	$ 17,343,163	$ –
Level 3 Communications, Inc. 6% Convertible Subordinated Notes due 3-15-10	–	38,900,000	5,810,393	(d)
Level 3 Communications, Inc. 15% Convertible Senior Notes due 1-15-13	–	–	11,243,133	(d)
The NipponKoa Insurance Company, Ltd.	–	–	4,812,504
Pioneer Natural Resources Company	–	–	692,632
Sun Microsystems, Inc.*	–	485,661,990	–
Sun Microsystems, Inc. Call January 2010 Strike price $10	–	851,495	–

	–	$ 542,756,648	22,558,662

Small-Cap Fund
Del Monte Foods Company	–	97,094,858	864,000
Dillards, Inc.	–	–	1,086,090
DineEquity, Inc.*	–	–	–
Fair Isaac Corporation	–	–	424,584
Potlach Corporation	33,544,406	–	4,417,110
Ruddick Corporation	–	–	1,118,685
Service Corporation International	22,775,973	10,008,997	2,180,263
Texas Industries, Inc.	–	–	565,673
tw telecom, inc.*	–	–	–
Worthington Industries, Inc.	–	–	2,434,970

	$ 56,320,379	$ 107,103,855	$ 13,091,375

       *   Non-income producing.

      (a)   Common stock unless otherwise noted.
      (b)   Principal amount.
      (c)   Dividend income unless otherwise noted.
      (d)   Interest income.

4. Fair Value for Financial Reporting

Statement of Financial Accounting Standards No. 157 (“FAS 157”) establishes a single definition of fair value for financial reporting, creates a three-tier framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about the use of fair value measurements. The hierarchy of inputs is summarized below.

     •  Level 1 — quoted prices in active markets for identical investments
     •  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     •  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Funds’, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

A summary of the inputs used in valuing the Funds' net assets as of September 30, 2009 follows:

	Partners Fund		Small-Cap Fund		International fund
		Other Financial		Other Financial		Other Financial
		Instruments		Instruments		Instruments
	Investment	(Unrealized	Investment	(Unrealized	Investment	(Unrealized
	in Securities	Depreciation)*	in Securities	Depreciation)*	in Securities	Depreciation)*
Level 1 — quoted prices	$7,855,462,944	$(11,995,408)	$2,404,075,852	$–	$2,217,604,365	$(32,152,695)
Level 2 — significant other observable inputs	118,698,548	(2,490,000)	–	–	–	–
Level 3 — significant unobservable inputs	–	–	–	–	–	–

Total	$7,974,161,492	$(14,485,408)	$2,404,075,852	$–	$2,217,604,365	$(32,152,695)

*	- Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as forward currency contracts and options written which are valued at the unrealized appreciation/depreciation of the investment. These financial instruments are presented following the Portfolio of Investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective and provide reasonable assurance that information required to be disclosed by the investment company in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) At the date of filing this Form N-Q, the registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Longleaf Partners Funds Trust

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Trustee

Date	November 19, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Chairman and CEO, Southeastern Asset Management, Inc. Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	November 19, 2009

By	/s/ Julie M. Bishop
Julie M. Bishop
Vice President and CFO-Mutual Funds, Southeastern Asset Management, Inc. Functioning as principal financial officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	November 19, 2009